Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Income tax expense
Income Tax Expense
For the years ended December 31,
	2022	2021	2020

Net loss before income taxes	$(6,733,076)	$(3,123,799)	$(6,028,228)
Canadian statutory income tax rate	23.0%	23.0%	24.0%
Income tax (recovery) at statutory income tax rate	(1,548,607)	(718,474)	(1,446,775)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	53,379	67,948	44,225
Change in statutory tax rates	(11,997)	(92,850)	(131,242)
Foreign exchange adjustments	-	662	29,910
True-up	(3,280)	-	-
Other	(33,113)	1,206,056	258,091
Change in valuation allowance	1,543,618	(463,342)	1,245,791
Income tax expense (recovery)	-	-	-

Valuation Allowance
For the years ended December 31,
	2022	2021	2020
Net operating losses carried forward:
Canada (expiration dates 2027 to 2041)	$9,136,353	$8,051,504	$7,809,363
USA (expiration dates 2023 to 2026)	169,359	248,289	1,223,212
Timing differences on property & equipment, Right
of Use of Assets, Lease obligations and financing costs	1,726,603	1,674,085	1,945,086
SRED Expenditures	676,518	575,747	369,522
Foreign Tax Credit	285,772	285,772	285,772
	11,994,605	10,835,397	11,632,955
Intellectual property	(3,028,757)	(3,411,411)	3,745,627)
Less valuation allowance	(8,965,848)	(7,423,986)	(7,887,328)